TAXATION (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2030	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2020
TAXATION
Federal corporate income tax rate					25.00%	25.00%	25.00%
Deferred tax liabilities related to the cumulative undistributed earnings					¥ 68,461	¥ 52,173
Utilization and reversal of valuation allowances					108,592	111,296	¥ 8,390
Valuation allowance					357,198	243,141	217,124		¥ 136,847
Additional income tax deduction					¥ 184,000	¥ 107,000	¥ 74,000
Cayman Islands | JinkoPower
TAXATION
Federal corporate income tax rate					10.00%
JAPAN
TAXATION
Federal corporate income tax rate					37.60%
SWITZERLAND
TAXATION
Federal corporate income tax rate					10.00%	10.00%	9.57%
GERMANY
TAXATION
Federal corporate income tax rate					27.40%
ITALY
TAXATION
Federal corporate income tax rate					24.00%
China
TAXATION
Federal corporate income tax rate	25.00%
Dividend distribution withholding tax					10.00%
Statutory reserves					¥ 11,866,000	¥ 6,635,000	¥ 4,928,000
Deferred tax liability reinvested earnings					¥ 593,000	¥ 663,000	¥ 493,000
China | High and New Technology Enterprise
TAXATION
Federal corporate income tax rate					15.00%
China | Forecast | Enterprise in the Encouraged Industry
TAXATION
Federal corporate income tax rate		15.00%
China | Forecast | High and New Technology Enterprise
TAXATION
Federal corporate income tax rate			15.00%
Reduced statutory rate				15.00%
HONG KONG
TAXATION
Federal corporate income tax rate					16.50%
Dividend distribution withholding tax					5.00%
HONG KONG | Minimum
TAXATION
Federal corporate income tax rate					25.00%
Denmark
TAXATION
Federal corporate income tax rate					22.00%
USA
TAXATION
Federal corporate income tax rate								21.00%
USA | Minimum
TAXATION
Federal corporate income tax rate								1.00%
USA | Maximum
TAXATION
Federal corporate income tax rate								12.00%
CANADA
TAXATION
Federal corporate income tax rate					15.00%
State/Province tax rate					12.00%
AUSTRALIA
TAXATION
Federal corporate income tax rate					30.00%
BRAZIL
TAXATION
Federal corporate income tax rate					34.00%
MEXICO
TAXATION
Federal corporate income tax rate					30.00%
MALAYSIA
TAXATION
Federal corporate income tax rate					24.00%
Income tax holiday, description					a five year 100% tax exemption
Preferential Income Tax Rate					7.00%
MALAYSIA | Xinjiang Jinko Solar Co., Ltd. ("Xinjiang Jinko")
TAXATION
Income tax holiday, description					five year 70% tax exemption
ARGENTINA
TAXATION
Federal corporate income tax rate					35.00%
KOREA
TAXATION
Federal corporate income tax rate					23.10%	10.00%	22.00%
Vietnam
TAXATION
Income tax holiday, description					100% tax exemption for 4 years
Vietnam | Year 2024 to 2032
TAXATION
Income tax holiday, description					10% for 9 years from 2024 to 2032
Preferential Income Tax Rate					10.00%
Preferential Income Tax Period					9 years
Vietnam | Year 2033 to 2042
TAXATION
Income tax holiday, description					15% for 10 years from 2033 to 2042
Preferential Income Tax Rate					15.00%
Preferential Income Tax Period					10 years
Vietnam | Minimum
TAXATION
Federal corporate income tax rate					15.00%